SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Opening balance	$ 227	$ 170	$ 234
Provision for doubtful accounts	81	71	86
Customers write-offs/collection during the year	(111)	(31)	(134)
Foreign currency translation adjustments	17	17	(16)
Closing balance	$ 214	$ 227	$ 170